Statement to Securityholder

Ally Auto Receivables Trust 2012-1

Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2012-1

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	1/18/2012

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2012-1

5. Collateral Summary	Collection Period, Begin:	3/1/2012

	Collection Period, End:	3/31/2012

6. Charge-Off and Delinquency Rates	Determination Date:	4/10/2012

7. Credit Instruments	Distribution Date:	4/16/2012

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2012-1

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005YAC0	380,000,000.00	212,542,772.01	0.48510000	56,620,280.58	91,648.44	56,711,929.02	0.00	0.00	155,922,491.43
A-2	02005YAD8	565,000,000.00	565,000,000.00	0.71000000	0.00	334,291.67	334,291.67	0.00	0.00	565,000,000.00
A-3	02005YAE6	465,000,000.00	465,000,000.00	0.93000000	0.00	360,375.00	360,375.00	0.00	0.00	465,000,000.00
A-4	02005YAF3	109,735,000.00	109,735,000.00	1.21000000	0.00	110,649.46	110,649.46	0.00	0.00	109,735,000.00
B	02005YAA4	56,858,000.00	56,858,000.00	1.84000000	0.00	87,182.27	87,182.27	0.00	0.00	56,858,000.00
C	02005YAB2	44,674,000.00	44,674,000.00	2.28000000	0.00	84,880.60	84,880.60	0.00	0.00	44,674,000.00
Deal Totals		1,621,267,000.00	1,453,809,772.01		56,620,280.58	1,069,027.44	57,689,308.02	0.00	0.00	1,397,189,491.43

Statement to Securityholder

Ally Auto Receivables Trust 2012-1

2. Factor Summary

(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor

A-1	559.32308424	149.00073837	0.24118011	149.24191847	0.00000000	410.32234587
A-2	1,000.00000000	0.00000000	0.59166667	0.59166667	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	0.77500000	0.77500000	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.00833335	1.00833335	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.53333339	1.53333339	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.90000000	1.90000000	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	896.71212207
Ending Aggregate Note Pool Factor:	861.78864520

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2012-1

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note	Interest	Interest	Accrual	Applicable	Margin	Fixed	Note Rate	Target Interest
	Principal Balance	Accrual	Accrual	Methodology	Index				Distribution
		Period, Start	Period, End

A-1	212,542,772.01	3/15/2012	4/15/2012	Actual/360	N/A	N/A	0.48510000	0.48510000	91,648.44
A-2	565,000,000.00	3/15/2012	4/15/2012	30/360	N/A	N/A	0.71000000	0.71000000	334,291.67
A-3	465,000,000.00	3/15/2012	4/15/2012	30/360	N/A	N/A	0.93000000	0.93000000	360,375.00
A-4	109,735,000.00	3/15/2012	4/15/2012	30/360	N/A	N/A	1.21000000	1.21000000	110,649.46
B	56,858,000.00	3/15/2012	4/15/2012	30/360	N/A	N/A	1.84000000	1.84000000	87,182.27
C	44,674,000.00	3/15/2012	4/15/2012	30/360	N/A	N/A	2.28000000	2.28000000	84,880.60

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest	Target Interest Distribution	Interest Shortfall Amount	Actual Interest Distribution	Remaining Unpaid Interest
	Carryover Shortfall		Allocated/(Repaid)		Carryover Shortfall

				(2) - (3) = (4)	(1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	91,648.44	0.00	91,648.44	0.00
A-2	0.00	334,291.67	0.00	334,291.67	0.00
A-3	0.00	360,375.00	0.00	360,375.00	0.00
A-4	0.00	110,649.46	0.00	110,649.46	0.00
B	0.00	87,182.27	0.00	87,182.27	0.00
C	0.00	84,880.60	0.00	84,880.60	0.00
Deal Totals	0.00	1,069,027.44	0.00	1,069,027.44	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2012-1

4. Collections and Distributions

Collections
Receipts During the Period	63,829,791.27
Administrative Purchase Payments	19,879.54
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	251,272.31
Other Fees or Expenses Paid	0.00
Total Collections	64,100,943.12

Beginning Reserve Account Balance	8,122,583.37
Total Available Amount	72,223,526.49

Distributions
Total Available Amount	72,223,526.49
Basic Servicing Fee	1,272,238.99
Aggregate Class A Interest Distributable Amount	896,964.57
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	87,182.27
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	84,880.60
Third Priority Principal Distributable Amount	40,375,113.85
Reserve Account Deposit	8,122,583.37
Noteholders' Regular Principal Distributable Amount	16,245,166.73
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	5,139,396.11

Supplemental Servicing Fees	56,286.99
Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2012-1

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance

	Number of Receivables	80,956	77,615	76,162

Deal Totals	Aggregate Receivables Principal Balance	1,624,516,673.06	1,470,054,938.74	1,413,434,658.16

	Aggregate Amount Financed	1,690,020,920.64	1,526,686,787.75	1,467,007,076.05

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception Weighted	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted
	Average Coupon	Weighted	Average Coupon	Weighted Average	Weighted	Average Original	Weighted	Weighted	Average
		Average Coupon		Original Maturity	Average Original	Maturity	Average	Average	Remaining
					Maturity		Remaining	Remaining	Maturity
							Maturity	Maturity

Deal Totals	3.88000000	3.86539066	3.85803799	63.71	63.69	63.68	51.35	48.55	47.62

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	2.36%	1.25%	1.16%	1.51%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2012-1

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	1,496,846,931.90	82,837.55	0.0664%	76,162	23	0.0302%
Preceding	1,553,082,247.90	94,099.30	0.0727%	77,615	34	0.0438%
Next Preceding	1,607,492,831.85	22,379.68	0.0167%	78,726	30	0.0381%
Three Month Average			0.0519%			0.0374%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification

Totals	1,690,020,920.64	199,316.53	0.0118%	31 - 60 days	169	3,492,065.43
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2012-1 related to delinquencies, charge-offs or uncollectible accounts.				61 - 90 days	22	582,437.84
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.				> 90 days	1	11,304.56

				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	98	1,820,358.85
				Current Period	43	849,348.20
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	16	133,250.21
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies.				Ending Inventory	125	2,536,456.84

7. Credit Instruments

Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve
				Draws	Releases		Account Balance
Cash Reserve	8,122,583.37	8,122,583.37	0.00	0.00	0.00	8,122,583.37	8,122,583.37

Statement to Securityholder

Ally Auto Receivables Trust 2012-1

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	3,249,673.06
Current Overcollateralization	16,245,166.73
Overcollateralization Target	16,245,166.73

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2012-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2012-1 will perform in the future.

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